Investments in Equity Investees - Reconciliation of Summarized Financial Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments	$ 146,977,000		$ 138,318,000
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments	59,695,000		60,992,000
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments	78,593,000		68,812,000
Nutrition Science Partners Limited ("NSPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments	8,150,000		8,102,000
Commercial Platform | Consumer Health | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests as at January 1	121,984,000	$ 110,616,000
Impact of change in accounting policy (ASC 842)	(19,000)
Net income/(loss) attributable to the shareholders of equity investee	12,209,000	11,983,000
Dividends declared	(14,615,000)
Other comprehensive (loss)/income	(168,000)	1,693,000
Closing net assets after non-controlling interests as at June 30	119,391,000	124,292,000
Group's share of net assets	59,695,000	62,146,000
Carrying amount of investments	59,695,000	62,146,000
Commercial Platform | Prescription Drugs | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests as at January 1	131,778,000	132,731,000
Impact of change in accounting policy (ASC 842)	(2,000)
Net income/(loss) attributable to the shareholders of equity investee	42,055,000	38,815,000
Dividends declared	(21,731,000)	(31,538,000)
Other comprehensive (loss)/income	(760,000)	2,339,000
Closing net assets after non-controlling interests as at June 30	151,340,000	142,347,000
Group's share of net assets	75,670,000	71,173,000
Goodwill	2,923,000	3,103,000
Carrying amount of investments	78,593,000	74,276,000
Innovation Platform | NSPL and other immaterial equity investees
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments	8,689,000		$ 8,514,000
Innovation Platform | Drug R&D | Nutrition Science Partners Limited ("NSPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests as at January 1	16,203,000	38,401,000
Net income/(loss) attributable to the shareholders of equity investee	97,000	(4,818,000)
Investments		16,000,000
Closing net assets after non-controlling interests as at June 30	16,300,000	49,583,000
Group's share of net assets	8,150,000	24,792,000
Carrying amount of investments	$ 8,150,000	$ 24,792,000